Invested assets and net new money (Detail 2) - CHF (SFr) SFr in Billions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1],[2]	SFr 2,810	SFr 2,678
Net new money	[2]	104	27
Market movements	[3]	313	98
Foreign currency translation		(45)	21
Other effects		(3)	(14)
of which: acquisitions / (divestments)		4	(14)
Total invested assets at the end of the year	[1],[2]	3,179	2,810
Increase (decrease) due to corrections of prior period errors
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year		12	11
Total invested assets at the end of the year			12
UBS AG
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1],[2]	2,810	2,678
Net new money	[2]	104	27
Market movements	[3]	313	98
Foreign currency translation		(45)	21
Other effects		(3)	(14)
of which: acquisitions / (divestments)		4	(14)
Total invested assets at the end of the year	[1],[2]	3,179	2,810
UBS AG | Increase (decrease) due to corrections of prior period errors
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year		SFr 12	11
Total invested assets at the end of the year			SFr 12

[1]	Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively.
[2]	Includes double counts.
[3]	Includes interest and dividend income.